OTHER INCOME	12 Months Ended
Dec. 31, 2014
OTHER INCOME

16. OTHER INCOME

Other income consists of the following:

	For the Years Ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Gain on bargain purchase (Note 4)	—	9,654	—	—
Gain on disposal of a subsidiary	—	14,332	—	—
Foreign exchange gain	—	220	2,322	374
Government subsidy	—	150	946	153
Others	451	1,298	1,970	317

	451	25,654	5,238	844

On June 5, 2013, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Shenzhen Douwan Network Technology Co., Ltd. (“Shenzhen Douwan”) for a total cash consideration of RMB750. Shenzhen Douwan was engaged in the development, operation and sale of mobile phone games in the PRC. In April 2012, Shenzhen Douwan transferred substantially all of its operating assets to another subsidiary of the Company and ceased operations. The disposal date was June 5, 2013, which was the date the Company lost effective control over Shenzhen Douwan. At the time of disposal, Shenzhen Douwan has net liabilities of RMB15,082, which primarily consisted of RMB13,374 unrecognized tax benefits. A gain on disposal of RMB14,332 was recognized for the year ended December 31, 2013. The operating results of Shenzhen Douwan have not been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented, as Shenzhen Douwan had no operation and did not meet the definition of a component of an entity under ASC topic 205 (“ASC 205”), Presentation of Financial Statements—Discontinued Operation.